Intangible assets	6 Months Ended
Feb. 28, 2023
Intangible Assets
Intangible assets

11. Intangible assets

A continuity of the Company’s intangibles is as follows:

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498
Amortization	943,026	56,000	424,336	199,413	238,561	1,861,336
Held for Sale - Eden	-	(269,098)	(4,709,219)	(1,112,108)	(254,960)	(6,345,385)
Foreign exchange	-	(14,451)	(271,030)	(58,913)	(27,368)	(371,762)
February 28, 2022	3,457,763	738,895	1,784,389	404,039	872,601	7,257,687

August 31, 2022	4,400,790	496,228	2,193,913	232,209	709,167	8,032,307
Amortization	-	-	424,335	10,501	150,500	585,336
Foreign exchange	-	-	(10,950)	(1,733)	-	(12,683)
February 28, 2023	4,400,790	496,228	2,607,298	240,977	859,667	8,604,960

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2022	-	-	555,110	29,532	2,082,721	2,667,363
February 28, 2023	-	-	130,775	19,031	1,932,221	2,082,027

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)